Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

23. Subsequent Events

On February 18, 2020, the Company transferred 500,000 shares of common stock as the initial endowment of the Lemonade Foundation, a 501(c)(4) social welfare organization established under Arizona law.